OTHER BORROWINGS (Film financing agreement)	12 Months Ended
Dec. 31, 2013
Film financing agreement
OTHER BORROWINGS
OTHER BORROWINGS

15. OTHER BORROWINGS

        In December 2010, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor paid $167,504 (equivalent of RMB1,115,075) to invest in the production of a film and the investor will share the awards bonus related to the film with the Company as the investment return. There is no interest on this borrowing. The loan was fully repaid in November 2013.

        The Company entered into two financing agreements with other investors in October 2011. Under the agreements, the investors paid a total amount of $1,572,723 (equivalent of RMB10 million) to invest in the production of a TV series. The Group guaranteed a return of 15% to 20% on the investment and accrued interests of $64,984 and $211,236 on this borrowing in 2011 and 2012, respectively. The loans and related interest were fully repaid in March and September 2013, respectively.

        The Company also entered into two similar agreements with other investors in March 2012 and May 2012. Under the agreements, the investors paid a total amount of $3,001,343 (equivalent of RMB19 million) to invest in the production of a TV series. The Group guaranteed a return of 15% on the investment. The Group accrued interests of $278,499 and $176,512 on these borrowings in 2012 and 2013, respectively. One of the borrowings, at principle amount of $1,624,801 (equivalent of RMB10 million) and the related interest amount of $243,720, was repaid in May 2013. The remaining borrowing and interest will be due in February 2014.

        In September 2012, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $3,148,813 (equivalent of RMB20 million) and the Company guaranteed a return of 8% on the investment. The Group accrued interests of $64,065 and $194,575 on this borrowing in 2012 and 2013, respectively. The loans and related interest were fully repaid in December 2013.

        In September 2013, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $2,314,172 (equivalent of RMB14.2 million) as the first payment and the Company guaranteed a return of 8% on the investment. The Group accrued an interest of $74,579 on this borrowing for the year ended December 31, 2013. The loan is due in six months after the film's initial release date.

        Changes in the balances of other borrowings for the years ended December 31, 2012 and 2013 are as follows.

	2012	2013
Beginning balance as of January 1	1,831,658	8,671,050
Received from investors	6,150,156	2,314,172
Accrued interest expenses	553,800	445,666
Payments of principal made during the year	—	(6,698,927)
Payments of interest expenses made during the year	—	(789,584)
Exchange differences	135,436	184,025

Ending balances as of December 31	8,671,050	4,126,402

        Interest expenses accrued for the other borrowing were $122,660, $553,800 and $445,666 for years ended December 31, 2011, 2012 and 2013, respectively, in which $64,984, $549,841 and $269,154 were capitalized into production costs for the years ended December 31, 2011, 2012 and 2013, respectively.